FINANCIAL RISK MANAGEMENT - Sensitivity Analysis regarding Change in Interest Rates (Details) - Interest rate risk S/ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/) item	Dec. 31, 2019 PEN (S/) item
Soles at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	50	50
Sensitivity Analysis, Net Profit	S/ 19,640	S/ 7,696
Sensitivity Analysis, Net Economic Value	S/ 391,821	S/ 285,699
Soles at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	75	75
Sensitivity Analysis, Net Profit	S/ 29,459	S/ 11,544
Sensitivity Analysis, Net Economic Value	S/ 587,731	S/ 428,549
Soles at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	100	100
Sensitivity Analysis, Net Profit	S/ 39,279	S/ 15,392
Sensitivity Analysis, Net Economic Value	S/ 783,642	S/ 571,398
Soles at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	150	150
Sensitivity Analysis, Net Profit	S/ 58,919	S/ 23,088
Sensitivity Analysis, Net Economic Value	S/ 1,175,462	S/ 857,097
US Dollar at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	50	50
Sensitivity Analysis, Net Profit	S/ 47,929	S/ 52,276
Sensitivity Analysis, Net Economic Value	S/ 345,185	S/ 152,926
US Dollar at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	75	75
Sensitivity Analysis, Net Profit	S/ 71,894	S/ 78,413
Sensitivity Analysis, Net Economic Value	S/ 517,777	S/ 229,389
US Dollar at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	100	100
Sensitivity Analysis, Net Profit	S/ 95,859	S/ 104,551
Sensitivity Analysis, Net Economic Value	S/ 690,369	S/ 305,852
US Dollar at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	150	150
Sensitivity Analysis, Net Profit	S/ 143,788	S/ 156,827
Sensitivity Analysis, Net Economic Value	S/ 1,035,554	S/ 458,777